As filed with the Securities and Exchange Commission on February 23, 2012

Securities Act File No. 333-_______
Investment Company Act File No. 811-22608

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3	[X]

Virtus Global Multi-Sector Income Fund
(Exact Name of Registrant as Specified in Charter)

100 Pearl Street
Hartford, Connecticut 06103
(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (860) 243-1574

Kevin J. Carr, Esquire
100 Pearl Street
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies to:

Alan Gedrich, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate Date of Proposed Public Offering: Upon the effectiveness of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: [   ]

It is proposed that this filing will become effective (check appropriate box):

[ ]	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.
[X]
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-176761.

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, without par value	1,112,500 shares	$20.00	$22,250,000	$2,549.85

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes common shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-176761), including the prospectus and statement of additional information included therein and the exhibits thereto (other than the exhibits filed herewith), declared effective on February 23, 2012, are incorporated herein by reference.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
PART C – OTHER INFORMATION

ITEM 25. Financial Statements and Exhibits

(1) Financial Statements

Part A	None.

Part B	Financial statements included in the Statement of Additional Information.(3)

(2) Exhibits:

(a)(1)	Certificate of Trust of the Registrant.(1)

(a)(1)(i)	Amendment to the Certificate of Trust of the Registrant.(1)

(a)(1)(ii)	Amendment to the Certificate of Trust of the Registrant.(2)

(a)(2)	Amended and Restated Agreement and Declaration of Trust of the Registrant.(2)

(b)	By-Laws of the Registrant.(3)

(c)	Not applicable.

(d)	Not applicable.

(e)	Automatic Reinvestment and Cash Purchase Plan.(3)

(f)	Not applicable.

(g)(1)	Investment Advisory Agreement.(3)

(g)(2)	Form of Subadvisory Agreement.(3)

(h)(1)	Form of Underwriting Agreement.(3)

(h)(2)	Form of Master Agreement Among Underwriters.(3)

(h)(3)	Form of Master Selected Dealers Agreement.(3)

(i)	Not applicable.

(j)(1)	Form of Master Custody Agreement.(3)

(j)(2)	Form of Foreign Custody Manager Agreement.(3)

(k)(1)	Form of Transfer Agency and Service Agreement.(3)

(k)(2)(i)	Form of Administration Agreement.(3)

(k)(2)(ii)	Form of Sub-Administration Services Agreement.(3)

(k)(3)	Form of Accounting Services Agreement.(3)

(k)(4)	Form of Syndication Fee Agreement with Morgan Stanley & Co. LLC.(3)

(k)(5)	Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC.(3)

(k)(6)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.(3)

(k)(7)	Form of Structuring Fee Agreement with UBS Securities LLC.(3)

(k)(8)	Form of Structuring Fee Agreement with RBC Capital Markets, LLC.(3)

(l)	Opinion and Consent of Counsel (Stradley Ronon Stevens & Young, LLP).(4)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm.(4)

(o)	Not applicable.

(p)	Subscription Agreement.(3)

(q)	Not applicable.

(r)(1)	Code of Ethics of the Adviser and Subadviser.(3)

(r)(2)	Code of Ethics of the Fund.(3)

Other	Power of Attorney.(2)

(1)	Filed on September 9, 2011 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-176761 and 811-22608) and incorporated by reference herein.
(2)	Filed on January 27, 2012 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-176761 and 811-22608) and incorporated by reference herein.
(3) (4)	Filed on February 23, 2012 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-176761 and 811-22608) and incorporated by reference herein. Filed herewith.

ITEM 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Syndication Fee Agreement with Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement with Citigroup Global Markets Inc., the Form of Structuring Fee Agreement with UBS Securities LLC and the Form of Structuring Fee Agreement with RBC Capital Markets, LLC filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (k)(3), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7) and Exhibit (k)(8), respectively, to this Registration Statement.

ITEM 27. Other Expenses of Issuance and Distribution

The following table shows the estimated fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby.

Securities and Exchange Commission registration fee	$28,335
New York Stock Exchange listing fees	30,000
Financial Industry Regulatory Authority fees	28,225
Printing and engraving expenses	185,000
Accounting fees and expenses	12,000
Legal fees and expenses	310,000
Miscellaneous	10,000
Total	603,560

ITEM 28. Persons Controlled by or Under Common Control with Registrant.

None.

ITEM 29. Number of Holders of Securities.

Set forth below is the number of record holders as of January 9, 2012 of each class of securities of the Fund:

Title of Class	Number of Record Holders
Common shares, without par value	One

ITEM 30. Indemnification.

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Section 8 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

ITEM 31. Business and Other Connections of Investment Adviser

The descriptions of the Adviser and Sub-Adviser under the caption “Management of the Fund” in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the trustees and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the trustees and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on the Adviser’s and Subadviser’s Form ADV (VIA: File No. 801-5995; Newfleet: File No. 801-51559) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 100 Pearl Street, Hartford, CT 06103.

ITEM 33. Management Services

Not applicable.

ITEM 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if: (a) subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (b) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5)      (a) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

(b) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and the State of Connecticut on the 23rd day of February, 2012.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

By: /s/ George R. Aylward
        George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

(1) Principal Executive Officer

By	/s/ George R. Aylward	President and Trustee	February 23, 2012
George R. Aylward

(2)	Principal Financial Officer

By	/s/ W. Patrick Bradley	Chief Financial Officer	February 23, 2012
	W. Patrick Bradley	and Treasurer

(3)	Trustee

By	/s/ Thomas F. Mann*	Trustee	February 23, 2012
Thomas F. Mann

(4)	Trustee

By	/s/ Philip R. McLoughlin*	Trustee	February 23, 2012
Philip R. McLoughlin

(5)	Trustee

By	/s/ William R. Moyer*	Trustee	February 23, 2012
William R. Moyer

*By	/s/ Mark S. Flynn
Mark S. Flynn
Attorney-in-fact, pursuant to powers of attorney.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

Exhibit Index

Exhibit No.                                 Exhibit Name

EX-99.(l)                                     Opinion and Consent of Counsel.

EX-99.(n)                                    Consent of Independent Registered Public Accounting Firm.